Financial Instruments And Risk Management (Schedule Of Outstanding Forward Exchange Contracts) (Details) (Short Position [Member]) In Thousands, unless otherwise specified	Dec. 31, 2011 Fair Value Hedge Contracts [Member] USD ($)	Dec. 31, 2011 Fair Value Hedge Contracts [Member] EUR (€)	Dec. 31, 2010 Fair Value Hedge Contracts [Member] USD ($)	Dec. 31, 2010 Fair Value Hedge Contracts [Member] EUR (€)	Dec. 31, 2010 Cash Flow Hedge Contracts [Member] USD ($)	Dec. 31, 2010 Cash Flow Hedge Contracts [Member] EUR (€)
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional amount	$ (56,975)		$ (1,881)		$ (452)
Derivative Assets, Fair value		(40,461)		(1,407)		(336)
Derivative Assets, Forward contract value		(42,225)		(1,376)		(350)
Derivative Assets, Difference between forward value and fair value		1,764		(31)		14
Derivative Assets, Included in accumulated other comprehensive income (loss)						€ 13